Sanford C. Bernstein Fund, Inc.

Schedule of Investments

California Municipal Portfolio

June 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.2%
Long-Term Municipal Bonds – 97.2%
California – 80.1%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California) Series 2012A 5.00%, 04/01/2022	$1,000	$1,082,760
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) 2.792%, 10/01/2032	3,850	3,986,290
Anaheim Public Financing Authority (City of Anaheim CA Lease) Series 2014A 5.00%, 05/01/2021-05/01/2024	4,050	4,327,844
Bay Area Toll Authority Series 2012 5.00%, 04/01/2024 (Pre-refunded/ETM)	1,610	1,741,762
5.00%, 04/01/2025 (Pre-refunded/ETM)	12,235	13,236,312
Series 2013S 5.00%, 04/01/2038 (Pre-refunded/ETM)	2,845	3,210,554
Bay Area Water Supply & Conservation Agency Series 2013A 5.00%, 10/01/2025	4,710	5,317,496
California County Tobacco Securitization Agency Series 2020A 4.00%, 06/01/2037-06/01/2038	1,510	1,738,225
5.00%, 06/01/2027-06/01/2032	2,700	3,453,625
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2028	1,545	1,806,352
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027-11/15/2029	19,500	23,601,955
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017A 5.00%, 08/15/2032	1,215	1,439,362
California Health Facilities Financing Authority (Kaiser Foundation Hospitals) Series 2017P 5.00%, 11/01/2027-11/01/2032	18,755	22,292,708
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018A 5.00%, 11/15/2023-11/15/2029	11,365	13,615,122
California Housing Finance Series 20192 4.00%, 03/20/2033	11,459	12,282,279
California Infrastructure & Economic Development Bank (Broad Collection LLC) Series 2011A 5.00%, 06/01/2021	10,650	11,103,477

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (California Infrastructure & Economic Development Bank SRF) Series 2017 5.00%, 10/01/2024	$5,000	$6,004,800
Series 2018 5.00%, 10/01/2032	13,965	18,088,725
California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts) Series 2016 5.00%, 07/01/2026	2,370	2,621,694
Series 2016B 5.00%, 07/01/2023	12,760	13,601,905
California Municipal Finance Authority (Emerson College) Series 2017B 5.00%, 01/01/2030	1,000	1,176,380
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018A 5.00%, 12/31/2023-12/31/2031	15,730	18,669,169
California Municipal Finance Authority (United Airlines, Inc.) 4.00%, 07/15/2029	13,440	13,539,590
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) 5.00%, 07/01/2024-07/01/2029(a)	4,735	5,480,003
Series 2012 5.00%, 07/01/2027(a)	3,825	4,028,528
California School Finance Authority (Rocketship Education Obligated Group) Series 2015A 4.25%, 03/01/2028(a)	1,450	1,476,347
Series 2016A 5.00%, 06/01/2031(a)	1,000	1,033,810
California State Public Works Board Series 2011G 5.00%, 12/01/2023 (Pre-refunded/ETM)	1,545	1,649,195
California State Public Works Board (California State Public Works Board Lease) Series 2014A 5.00%, 09/01/2030	11,220	13,064,119
Series 2014B 5.00%, 10/01/2029	4,445	5,206,517
Series 2017H 5.00%, 04/01/2030-04/01/2032	5,270	6,530,432
Series 2020B 5.00%, 03/01/2028	2,385	3,109,253
California State University Series 2011A 5.25%, 11/01/2026 (Pre-refunded/ETM)	2,585	2,748,682
5.25%, 11/01/2026	2,915	3,104,242
Series 2012A 5.00%, 11/01/2026	10,930	12,098,745
Series 2014A 5.00%, 11/01/2028	16,650	19,746,234

	Principal Amount (000)	U.S. $ Value

Series 2017A 5.00%, 11/01/2033	$5,620	$7,021,066
Series 2018A 5.00%, 11/01/2030	2,330	3,083,685
Series 2019A 5.00%, 11/01/2028-11/01/2030	5,140	6,924,604
Series 2020A 5.00%, 11/01/2029-11/01/2031	2,000	2,717,650
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017A 5.00%, 05/15/2029	1,210	1,360,778
California Statewide Communities Development Authority (Kaiser Foundation Hospitals) Series 2019P 5.00%, 04/01/2045	540	718,340
California Statewide Communities Development Authority (Lancer Educational Housing LLC) 5.00%, 06/01/2039(a)	675	681,743
California Statewide Communities Development Authority (Loma Linda University Medical Center) 5.25%, 12/01/2034	4,500	4,894,560
Series 2018A 5.00%, 12/01/2027-12/01/2033(a)	1,250	1,366,360
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) 5.00%, 07/01/2024-07/01/2029(a)	1,065	1,097,265
City & County of San Francisco CA Series 2018C 5.00%, 06/15/2023-06/15/2025	7,330	8,539,341
Series 2018E 5.00%, 06/15/2023	1,490	1,699,405
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2015R 5.00%, 09/01/2021-09/01/2024	7,405	8,127,891
City of Hayward CA (City of Hayward CA COP) Series 2015 5.00%, 11/01/2020-11/01/2023	9,255	9,964,987
City of Los Angeles CA Wastewater System Revenue Series 2012C 5.00%, 06/01/2023	2,765	3,011,030
City of Los Angeles Department of Airports 4.00%, 05/15/2044	4,205	4,675,287
5.00%, 05/15/2030-05/15/2035	9,210	11,722,774
Series 2010A 5.00%, 05/15/2023-05/15/2025	10,140	10,203,503
Series 2010D 5.00%, 05/15/2023	1,960	1,968,761
Series 2017A 5.00%, 05/15/2028-05/15/2029	4,015	4,940,272
Series 2018C 5.00%, 05/15/2025-05/15/2028	5,145	6,284,245

	Principal Amount (000)	U.S. $ Value

City of Riverside CA Sewer Revenue Series 2015A 5.00%, 08/01/2027-08/01/2030	$5,320	$6,418,144
Series 2018A 5.00%, 08/01/2031	2,785	3,611,477
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017A 5.00%, 09/01/2028-09/01/2030	2,305	2,761,989
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031	1,170	1,338,059
City of San Francisco CA Public Utilities Commission Water Revenue Series 2011A 5.00%, 11/01/2025 (Pre-refunded/ETM)	11,320	12,038,480
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2014A 5.00%, 03/01/2025	3,600	4,094,496
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax) Series 2015A 5.00%, 03/01/2022	3,000	3,239,070
Series 2017A 5.00%, 03/01/2030	1,250	1,563,538
Coronado Community Development Agency Successor Agency Series 2018A 5.00%, 09/01/2033	4,675	5,486,860
Cotati-Rohnert Park Unified School District AGM Series 2015B 5.00%, 08/01/2021	3,000	3,149,640
County of San Diego CA (Sanford Burnham Prebys Medical Discovery Institute) Series 2015A 5.00%, 11/01/2021	1,725	1,829,949
Desert Sands Unified School District Series 2015 5.00%, 08/01/2021	1,680	1,767,377
Fontana Redevelopment Agency Successor Agency Series 2017A 5.00%, 10/01/2031	1,750	2,118,148
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2027	1,000	1,160,430
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	7,605	7,678,616
5.00%, 06/01/2030	8,510	10,397,773

	Principal Amount (000)	U.S. $ Value

Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2021-09/01/2023	$1,560	$1,671,587
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2023	4,025	4,281,513
Long Beach Unified School District Series 2010A 5.00%, 08/01/2025	1,000	1,003,760
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) Series 2010A 5.00%, 07/01/2021	2,000	2,007,780
Los Angeles Department of Water Series 2012C 5.00%, 07/01/2023	1,540	1,688,148
Series 2018A 5.00%, 07/01/2031	1,345	1,750,006
Los Angeles Department of Water & Power Power System Revenue Series 2011A 5.00%, 07/01/2021	3,810	3,994,442
Series 2013A 5.00%, 07/01/2021-07/01/2023	4,005	4,375,082
Series 2013B 4.00%, 07/01/2021	2,480	2,575,356
Series 2014B 5.00%, 07/01/2026-07/01/2027	3,790	4,393,624
Series 2014C 4.00%, 07/01/2020	700	700,000
5.00%, 07/01/2025-07/01/2026	21,670	25,651,956
Series 2015E 5.00%, 07/01/2025	820	972,036
Series 2018B 5.00%, 01/01/2022	1,050	1,121,894
Series 2019B 5.00%, 07/01/2023	14,750	16,848,482
Los Angeles Unified School District/CA Series 2014B 5.00%, 07/01/2021	5,470	5,729,770
Series 2014C 5.00%, 07/01/2027	10,365	12,111,088
Series 2015A 5.00%, 07/01/2021	1,140	1,194,139
Series 2016A 5.00%, 07/01/2021-07/01/2027	21,945	25,998,336
Series 2017A 5.00%, 07/01/2024	1,470	1,736,761
Series 2018B 5.00%, 07/01/2029	9,020	11,632,282
Series 2019A 5.00%, 07/01/2026	10,000	12,541,900
Series 2020R 5.00%, 07/01/2032	3,945	5,294,111
Mammoth Unified School District/CA NATL Series 1998 Zero Coupon, 08/01/2021-08/01/2022	2,100	2,083,012

	Principal Amount (000)	U.S. $ Value

Metropolitan Water District of Southern California Series 1993A 5.75%, 07/01/2021 (Pre-refunded/ETM)	$710	$749,093
5.75%, 07/01/2021	165	166,513
Series 2020C 5.00%, 07/01/2040(b)	2,415	3,215,065
Middle Fork Project Finance Authority 5.00%, 04/01/2033-04/01/2035	3,900	4,607,084
Natomas Unified School District BAM Series 2014 5.00%, 08/01/2022-08/01/2023	4,950	5,485,961
Newport Mesa Unified School District 5.00%, 08/01/2021-08/01/2024	4,890	5,434,225
Northern California Power Agency Series 2012A 5.00%, 07/01/2025-07/01/2027	3,980	4,322,338
Oakland Unified School District/Alameda County Series 2015A 5.00%, 08/01/2023	1,575	1,767,638
Series 2016 5.00%, 08/01/2030	1,420	1,699,456
Palm Desert Redevelopment Agency Successor Agency BAM Series 2017A 5.00%, 10/01/2024	1,000	1,179,570
Peralta Community College District Series 2014A 5.00%, 08/01/2028	1,820	2,117,079
Pittsburg Successor Agency Redevelopment Agency AGM Series 2016A 5.00%, 09/01/2027	2,785	3,414,187
Port of Los Angeles Series 2011B 5.00%, 08/01/2023	2,500	2,618,000
Series 2014A 5.00%, 08/01/2026-08/01/2027	2,565	2,933,611
Port of Oakland Series 2012P 5.00%, 05/01/2022-05/01/2025	16,945	17,974,259
Riverside County Public Financing Authority (County of Riverside CA Lease) Series 2015 5.00%, 11/01/2028	3,395	4,144,548
Romoland School District Series 2015 5.00%, 09/01/2023	955	1,062,667
Sacramento City Financing Authority (Sacramento City Financing Authority Lease) Series 1993B 5.40%, 11/01/2020	380	386,243
Sacramento City Unified School District/CA Series 2011 5.00%, 07/01/2024	4,945	5,131,872
Sacramento County Sanitation Districts Financing Authority AMBAC Series 2001 5.50%, 12/01/2021	1,175	1,264,453

	Principal Amount (000)	U.S. $ Value

Sacramento Municipal Utility District Series 2012Y 5.00%, 08/15/2025	$4,555	$5,002,028
Sacramento Regional Transit District Series 2012 5.00%, 03/01/2024 (Pre-refunded/ETM)	370	372,901
5.00%, 03/01/2024	630	632,898
San Bernardino Community College District Series 2013A 5.00%, 08/01/2021	1,000	1,052,010
San Diego Association of Governments (State of California DOT Fed Hwy Grant) 1.80%, 11/15/2027	3,200	3,264,576
San Diego County Regional Airport Authority 5.00%, 07/01/2031-07/01/2035	9,715	12,672,392
San Diego County Regional Transportation Commission (San Diego County Regional Transportation Commission Sales Tax) Series 2018A 4.00%, 04/01/2021	12,000	12,343,920
San Diego County Water Authority Series 2015 5.00%, 05/01/2021	1,000	1,040,070
San Diego Public Facilities Financing Authority (City of San Diego CA Sewer Utility Revenue) Series 2015 5.00%, 05/15/2022	4,785	5,206,750
San Diego Unified School District/CA Series 2019A 5.00%, 07/01/2021	8,525	8,927,209
San Francisco City & County Airport Comm Series 2011S 5.00%, 05/01/2025 (Pre-refunded/ETM)	855	888,901
Series 2019E 5.00%, 05/01/2034-05/01/2036	9,710	12,012,414
Series 2019H 5.00%, 05/01/2027	5,500	6,786,835
San Francisco City & County Airport Comm (San Francisco Intl Airport) Series 2011C 5.00%, 05/01/2021	3,900	4,024,020
Series 2011S 5.00%, 05/01/2025	2,145	2,221,233
Series 2019A 5.00%, 05/01/2034	11,015	13,680,079
San Francisco City & County Public Utilities Commission Wastewater Revenue Series 2013B 5.00%, 10/01/2025	4,000	4,412,800
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013A 5.00%, 08/01/2020-08/01/2024	3,300	3,494,025
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016B 5.00%, 08/01/2026	1,070	1,289,917

	Principal Amount (000)	U.S. $ Value

San Joaquin Delta Community College District Series 2015A 5.00%, 08/01/2022	$1,385	$1,521,242
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease) Series 2019A 5.00%, 07/15/2022-07/15/2026	20,760	24,450,810
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029-09/01/2030	2,365	2,748,614
South Placer Wastewater Authority/CA Series 2011C 5.00%, 11/01/2020	1,675	1,701,549
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2010 5.00%, 07/01/2022	4,000	4,000,000
Series 2014A 5.00%, 07/01/2030	1,030	1,199,528
Southwestern Community College District Series 2015 5.00%, 08/01/2020-08/01/2025	14,850	17,043,983
State of California 5.00%, 11/01/2028-04/01/2037	52,940	70,700,920
Series 2011 5.00%, 09/01/2021	1,175	1,239,390
Series 2013 5.00%, 10/01/2020-09/01/2028	22,890	24,212,198
Series 2014 5.00%, 12/01/2022-05/01/2029	18,665	21,093,786
Series 2015 5.00%, 03/01/2021	17,455	18,005,705
Series 2015B 5.00%, 09/01/2024	3,330	3,961,401
Series 2017 5.00%, 08/01/2024	5,540	6,571,603
Series 2018 5.00%, 10/01/2022	5,000	5,530,300
Series 2018C 5.00%, 08/01/2027	6,060	7,821,218
AGM 5.25%, 08/01/2032	1,820	2,566,801
State of California Department of Water Resources Series 2011A 5.00%, 12/01/2020 (Pre-refunded/ETM)	50	51,001
5.00%, 12/01/2020	1,745	1,779,778
Series 2014A 5.00%, 12/01/2027 (Pre-refunded/ETM)	5,690	6,722,450
Stockton Public Financing Authority (City of Stockton CA Wastewater Revenue Lease) 1.40%, 06/01/2022	7,665	7,629,434
Stockton Unified School District Series 2016 5.00%, 08/01/2028	7,770	9,398,048

	Principal Amount (000)	U.S. $ Value

Sweetwater Union High School District Series 2016 5.00%, 08/01/2030	$3,205	$3,763,664
BAM Series 2014 5.00%, 08/01/2028-08/01/2029	7,980	9,121,711
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) 5.00%, 10/01/2031-10/01/2038	4,650	5,802,465
Turlock Irrigation District 5.00%, 01/01/2022-01/01/2036(b)	15,525	19,190,891
University of California Series 2009Q 5.25%, 05/15/2022	155	155,622
Series 2010U 5.00%, 05/15/2024	4,215	4,231,017
Series 2012G 5.00%, 05/15/2025 (Pre-refunded/ETM)	4,625	5,028,994
5.00%, 05/15/2025	5,375	5,836,981
Series 2013A 5.00%, 05/15/2021-05/15/2048	14,785	15,820,667
Series 2014A 5.00%, 05/15/2028	1,000	1,168,180
Series 2015A 5.00%, 05/15/2024	2,280	2,678,772
Series 2015I 5.00%, 05/15/2021	2,935	3,056,509
Series 2017A 5.00%, 05/15/2028-05/15/2031	6,465	8,208,870
Series 2017M 5.00%, 05/15/2031	4,000	5,030,600
Series 2018O 4.00%, 05/15/2025	8,320	9,670,752
Vacaville Unified School District BAM Series 2015C 5.00%, 08/01/2020-08/01/2022	2,390	2,493,791
Vista Unified School District Series 2015 5.00%, 08/01/2020	2,100	2,108,106

		1,110,545,342

Alabama – 3.4%
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018A 4.00%, 04/01/2049	16,575	18,167,360
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2018A 4.00%, 06/01/2049	24,615	27,113,669
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	2,380	2,557,476

		47,838,505

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(a)	$735	$891,379

Arizona – 0.1%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	1,700	1,665,949

Colorado – 0.6%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	3,000	3,015,990
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2032	4,750	5,786,212

		8,802,202

Connecticut – 0.7%
State of Connecticut Series 2018B 5.00%, 04/15/2026-04/15/2028	5,755	7,072,166
Series 2018D 5.00%, 04/15/2027	2,280	2,832,376

		9,904,542

Florida – 0.2%
Capital Trust Agency, Inc. (Franklin Academy - Cooper City Campus) 5.00%, 12/15/2026-12/15/2027(a)	330	358,785
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2033	175	116,081
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2030-10/01/2034	955	660,159
Miami-Dade County Expressway Authority Series 2013A 5.00%, 07/01/2021	1,280	1,328,717
New River Community Development District Series 2006B 5.00%, 05/01/2013(c) (d) (e) (f)	405	0

		2,463,742

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2032-01/01/2036	2,300	2,773,102

Guam – 0.6%
Territory of Guam 5.00%, 11/15/2031	130	135,357

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	$1,860	$2,065,509
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015D 5.00%, 11/15/2023-11/15/2031	5,240	5,710,553

		7,911,419

Illinois – 4.2%
Chicago Board of Education Series 2017F 5.00%, 12/01/2024	6,000	6,385,020
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2034	900	1,007,103
Metropolitan Pier & Exposition Authority Series 2012B 5.00%, 12/15/2028	2,185	2,241,788
Series 2017B 5.00%, 12/15/2026	3,250	3,536,813
State of Illinois Series 2006A 5.00%, 06/01/2021	1,000	1,021,420
Series 2012 5.00%, 08/01/2021	4,950	5,074,592
Series 2013 5.00%, 07/01/2020-07/01/2022	3,870	3,886,467
Series 2014 5.00%, 02/01/2021	3,365	3,410,966
Series 2016 5.00%, 01/01/2021-11/01/2024	4,935	5,123,910
Series 2017D 5.00%, 11/01/2023-11/01/2024	13,465	14,326,401
Series 2018A 5.00%, 10/01/2023	8,050	8,527,606
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005 6.00%, 01/01/2026	4,450	3,969,400

		58,511,486

Iowa – 0.4%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) 3.125%, 12/01/2022	5,275	5,323,266

Kentucky – 0.9%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2026-02/01/2031	850	999,856
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2032	1,000	1,218,150

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2029	$3,500	$3,876,915
Kentucky Public Energy Authority (Morgan Stanley) Series 2018A 4.00%, 04/01/2048	5,455	5,990,026

		12,084,947

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(a)	185	200,381
6.10%, 06/01/2038-12/01/2040(a)	625	727,631

		928,012

Massachusetts – 0.1%
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2027	1,055	1,206,097

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2031	1,745	1,826,317

Missouri – 0.0%
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	325	363,741

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.50%, 06/15/2024(a)	575	564,357
2.75%, 06/15/2028(a)	525	502,808

		1,067,165

New Jersey – 2.4%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027-06/15/2029	8,070	9,035,703
Series 2018A 5.00%, 06/15/2028-06/15/2029	4,000	4,488,077
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2012A 5.00%, 06/15/2021	2,870	2,944,218
Series 2018A 5.00%, 12/15/2034	5,905	6,644,778
Series 2019B 5.00%, 06/15/2030	3,225	3,718,909

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp. Series 2018A 5.00%, 06/01/2021-06/01/2028	$6,000	$6,885,050

		33,716,735

New York – 0.1%
New York Transportation Development Corp. (American Airlines, Inc.) 5.25%, 08/01/2031	270	278,518
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 01/01/2036	735	741,909
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2046	220	236,782

		1,257,209

Ohio – 0.2%
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	920	917,700
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	100	100,000
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016B 4.375%, 06/01/2033	1,125	1,125,000

		2,142,700

Pennsylvania – 0.4%
Allentown Neighborhood Improvement Zone Development Authority Series 2018 5.00%, 05/01/2028-05/01/2033(a)	2,250	2,402,408
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2022-07/01/2024	2,815	3,088,510

		5,490,918

Puerto Rico – 0.4%
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	740	801,753
AGC Series 2007C 5.50%, 07/01/2031	150	165,597
NATL Series 2005L 5.25%, 07/01/2035	3,675	3,747,251
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	1,421	1,280,349

		5,994,950

	Principal Amount (000)	U.S. $ Value

South Carolina – 0.4%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018A 4.00%, 10/01/2048	$5,000	$5,492,050

Tennessee – 0.1%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 5.00%, 08/01/2032	1,000	1,218,150

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	3,205	3,359,673
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008D 6.25%, 12/15/2026	1,530	1,778,227

		5,137,900

Washington – 0.2%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2031	2,575	3,159,654

Wisconsin – 0.7%
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(a)	3,695	3,970,457
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	5,335	5,838,944

		9,809,401

Total Municipal Obligations (cost $1,295,118,578)		1,347,526,880

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Risk Share Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.435% (LIBOR 1 Month + 4.25%), 11/25/2023(g)	181	144,264
Series 2016-DNA4, Class M 3 3.985% (LIBOR 1 Month + 3.80%), 03/25/2029(g)	250	252,505
Series 2016-HQA4, Class M3 4.085% (LIBOR 1 Month + 3.90%), 04/25/2029(g)	250	257,330

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M2 7.335% (LIBOR 1 Month + 7.15%), 07/25/2023(g)	$213	$186,841
Series 2014-DN2, Class M 3 3.785% (LIBOR 1 Month + 3.60%), 04/25/2024(g)	250	220,225
Series 2016-DNA1, Class M3 5.718% (LIBOR 1 Month + 5.55%), 07/25/2028(g)	229	239,651
Series 2016-HQA2, Class M3 5.335% (LIBOR 1 Month + 5.15%), 11/25/2028(g)	235	245,741
Series 2016-HQA3, Class M3 4.035% (LIBOR 1 Month + 3.85%), 03/25/2029(g)	541	555,495
Series 2017-DNA3, Class M2 2.685% (LIBOR 1 Month + 2.50%), 03/25/2030(g)	250	251,230
Series 2017-HQA1, Class M2 3.735% (LIBOR 1 Month + 3.55%), 08/25/2029(g)	247	250,808
Series 2017-HQA3, Class M2 2.535% (LIBOR 1 Month + 2.35%), 04/25/2030(g)	185	184,660
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 3.085% (LIBOR 1 Month + 2.90%), 07/25/2024(g)	311	285,335
Series 2014-C04, Class 1M2 5.085% (LIBOR 1 Month + 4.90%), 11/25/2024(g)	149	153,481
Series 2015-C01, Class 2M2 4.735% (LIBOR 1 Month + 4.55%), 02/25/2025(g)	39	38,936
Series 2015-C02, Class 1M2 4.185% (LIBOR 1 Month + 4.00%), 05/25/2025(g)	116	117,126
Series 2015-C03, Class 1M2 5.185% (LIBOR 1 Month + 5.00%), 07/25/2025(g)	118	120,599
Series 2016-C01, Class 1M2 6.935% (LIBOR 1 Month + 6.75%), 08/25/2028(g)	258	269,893
Series 2016-C02, Class 1M2 6.185% (LIBOR 1 Month + 6.00%), 09/25/2028(g)	166	172,423

	Principal Amount (000)	U.S. $ Value

Series 2016-C03, Class 1M2 5.485% (LIBOR 1 Month + 5.30%), 10/25/2028(g)	$217	$227,497
Series 2017-C02, Class 2M2 3.835% (LIBOR 1 Month + 3.65%), 09/25/2029(g)	739	739,414
Series 2017-C03, Class 1M2 3.185% (LIBOR 1 Month + 3.00%), 10/25/2029(g)	275	276,573
Series 2017-C05, Class 1M2 2.385% (LIBOR 1 Month + 2.20%), 01/25/2030(g)	288	282,160
Series 2017-C06, Class 2M2 2.985% (LIBOR 1 Month + 2.80%), 02/25/2030(g)	190	187,017

Total Collateralized Mortgage Obligations (cost $5,496,020)		5,659,204

GOVERNMENTS - TREASURIES – 0.2%
United States – 0.2%
U.S. Treasury Notes 2.625%, 02/15/2029(h) (cost $2,465,779)	2,346	2,749,219

Total Investments – 97.8% (cost $1,303,080,377)(i)		1,355,935,303
Other assets less liabilities – 2.2%		29,828,462

Net Assets – 100.0%		$1,385,763,765

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,870	08/09/2024	1.690%	CPI#	Maturity	$(192,513)	$(5,375)	$(187,138)
USD	21,720	01/15/2025	1.671%	CPI#	Maturity	(587,601)	—	(587,601)
USD	6,366	01/15/2025	1.637%	CPI#	Maturity	(172,762)	—	(172,762)
USD	14,244	01/15/2025	1.673%	CPI#	Maturity	(413,859)	—	(413,859)
USD	15,980	01/15/2028	0.735%	CPI#	Maturity	813,924	—	813,924
USD	21,750	01/15/2028	1.230%	CPI#	Maturity	203,790	—	203,790

						$(349,021)	$(5,375)	$(343,646)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	40,890	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$673,673	$—	$673,673
USD	6,000	09/10/2024	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	290,786	—	290,786
USD	5,688	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	318,792	—	318,792

						$1,283,251	$—	$1,283,251

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	121	$(37,810)	$(11,933)	$(25,877)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,399	(437,164)	(181,231)	(255,933)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,242	(388,105)	(120,593)	(267,512)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	66	(20,624)	(6,569)	(14,055)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	825	(257,729)	(82,215)	(175,514)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1	(312)	(123)	(189)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,076	(336,232)	(101,406)	(234,826)

						$(1,477,976)	$(504,070)	$(973,906)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	25,891	09/20/2020	2.263%	CPI#	Maturity	$(695,353)	$—	$(695,353)
Barclays Bank PLC	USD	22,583	10/15/2020	2.208%	CPI#	Maturity	(577,479)	—	(577,479)
Barclays Bank PLC	USD	13,259	10/15/2020	2.210%	CPI#	Maturity	(339,729)	—	(339,729)
Citibank, NA	USD	16,430	10/17/2020	2.220%	CPI#	Maturity	(423,339)	—	(423,339)
JPMorgan Chase Bank, NA	USD	23,372	08/30/2020	2.210%	CPI#	Maturity	(607,718)	—	(607,718)

							$(2,643,618)	$—	$(2,643,618)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,395	10/09/2029	1.120%	SIFMA*	Quarterly/Quarterly	$(731,863)	$—	$(731,863)
Citibank, NA	USD	12,395	10/09/2029	1.125%	SIFMA*	Quarterly/Quarterly	(738,285)	—	(738,285)

							$(1,470,148)	$—	$(1,470,148)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $32,365,360 or 2.3% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Defaulted matured security.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	Non-income producing security.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2020.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $61,068,439 and gross unrealized depreciation of investments was $(12,361,580), resulting in net unrealized appreciation of $48,706,859.

As of June 30, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.7% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

COP – Certificate of Participation

DOT – Department of Transportation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

SRF – State Revolving Fund

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,347,526,880	$0	(a)	$1,347,526,880
Collateralized Mortgage Obligations	—	5,659,204	—		5,659,204
Governments - Treasuries	—	2,749,219	—		2,749,219

Total Investments in Securities	—	1,355,935,303	0		1,355,935,303
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,017,714	—		1,017,714
Centrally Cleared Interest Rate Swaps	—	1,283,251	—		1,283,251
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(1,366,735)	—		(1,366,735)
Credit Default Swaps	—	(1,477,976)	—		(1,477,976)
Inflation (CPI) Swaps	—	(2,643,618)	—		(2,643,618)
Interest Rate Swaps	—	(1,470,148)	—		(1,470,148)

Total	$—	$1,351,277,791	$0		$1,351,277,791

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.